Eaton Vance

Floating-Rate 2022 Target Term Trust

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 130.0%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.4%
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	$2,948	$2,882,597
WP CPP Holdings, LLC
Term Loan, 6.51%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	199	197,818

		$3,080,415

Automotive — 2.4%
Apro, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$1,257	$1,250,383
Belron Finance US, LLC
Term Loan, 4.99%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	222	219,682
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(3)	247	246,258
Garrett LX III S.a.r.l.
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	100	97,883
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	298	294,028
Panther BF Aggregator 2 L.P.
Term Loan, Maturing March 18, 2026(2)	1,425	1,410,714
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	1,421	1,361,915
Thor Industries, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	595	569,924

		$5,450,787

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$148	$146,625

		$146,625

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$224	$224,575
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	449	443,825
OZ Management L.P.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	80	80,000

		$748,400

Building and Development — 2.6%
Beacon Roofing Supply, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	$223	$217,204
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	373	360,377

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	$2,189	$2,175,660
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	298	285,064
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,933	1,884,422
Werner FinCo L.P.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	862	832,007

		$5,754,734

Business Equipment and Services — 11.1%
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$149	$148,224
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	1,401	1,394,801
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	599	599,248
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	168	166,850
Bracket Intermediate Holding Corp.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	348	346,944
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	770	765,866
Carbonite, Inc.
Term Loan, Maturing March 26, 2026(2)	200	198,812
Ceridian HCM Holding, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	572	570,933
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	3,850	3,801,504
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024	696	685,900
Datto, Inc.
Term Loan, Maturing March 28, 2026(2)	125	125,312
EAB Global, Inc.
Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	545	532,249
EIG Investors Corp.
Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	1,758	1,752,841
First Data Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022	951	949,509
IG Investment Holdings, LLC
Term Loan, 6.04%, (USD LIBOR + 3.50%), Maturing May 23, 2025(3)	174	172,964
IRI Holdings, Inc.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	623	612,527
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	347	337,188
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	1,277	1,257,929
Kronos Incorporated
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,445	2,421,223
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	124	124,063
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	184	181,321

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	$1,277	$1,266,303
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	305	303,250
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	99	98,051
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,537	2,521,353
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,426	1,389,937
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	174	171,652
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.18%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	788	787,976
West Corporation
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	124	115,417
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	395	371,300
Worldpay, LLC
Term Loan, 4.21%, (USD LIBOR + 1.75%), Maturing August 9, 2024(3)	767	766,530

		$24,937,977

Cable and Satellite Television — 5.4%
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$1,308	$1,301,312
CSC Holdings, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	400	388,750
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	471	461,935
Numericable Group SA
Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	1,284	1,214,428
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	587	574,692
Telenet Financing USD, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	1,025	1,005,781
Unitymedia Finance, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	300	297,437
UPC Financing Partnership
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	2,249	2,243,365
Virgin Media Bristol, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	3,000	2,970,267
Ziggo Secured Finance Partnership
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	1,650	1,609,781

		$12,067,748

Chemicals and Plastics — 6.8%
Alpha 3 B.V.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,255	$1,230,398
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,903	2,845,291
Ferro Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	135	133,167
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	138	136,062
Ineos US Finance, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,284	1,261,786

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Invictus U.S., LLC
Term Loan, 5.58%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	$198	$196,763
Kraton Polymers, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	1,012	1,006,250
Messer Industries GmbH
Term Loan, Maturing March 1, 2026(2)	525	515,813
Platform Specialty Products Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	249	247,712
PMHC II, Inc.
Term Loan, 6.17%, (USD LIBOR + 3.50%), Maturing March 31, 2025(3)	747	729,248
Polar US Borrower, LLC
Term Loan, 9.20%, (3 mo. USD Prime + 3.75%), Maturing October 15, 2025	349	347,816
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	2,090	2,068,848
Proampac PG Borrower, LLC
Term Loan, 6.14%, (USD LIBOR + 3.50%), Maturing November 18, 2023(3)	727	702,904
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	135	128,378
Starfruit Finco B.V.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,125	1,110,579
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	425	424,327
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	919	916,415
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,281	1,262,893

		$15,264,650

Conglomerates — 1.2%
Kronos Acquisition Holdings, Inc.
Term Loan, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	$625	$621,875
Penn Engineering & Manufacturing Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	1,965	1,957,631

		$2,579,506

Containers and Glass Products — 4.8%
Berlin Packaging, LLC
Term Loan, 5.50%, (USD LIBOR + 3.00%), Maturing November 7, 2025(3)	$99	$96,397
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	737	720,664
Flex Acquisition Company, Inc.
Term Loan, 5.63%, (USD LIBOR + 3.00%), Maturing December 29, 2023(3)	2,462	2,392,380
Term Loan, 5.88%, (USD LIBOR + 3.25%), Maturing June 29, 2025(3)	597	580,369
Libbey Glass, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,863	1,760,551
Pelican Products, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	248	244,403
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	3,942	3,900,967
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	346	340,087
Trident TPI Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	769	744,168

		$10,779,986

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$250	$237,031

		$237,031

Drugs — 4.8%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$739	$727,054
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	495,000
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,389	1,387,429
Bausch Health Companies, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	486	482,678
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,948	2,904,207
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	2,946	2,919,445
Mallinckrodt International Finance S.A.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	1,643	1,536,517
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	220	207,634

		$10,659,964

Ecological Services and Equipment — 1.9%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,829	$2,817,076
Belfor Holdings, Inc.
Term Loan, Maturing February 14, 2026(2)	175	176,313
EnergySolutions, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	471	417,222
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	968	940,127

		$4,350,738

Electronics/Electrical — 16.7%
Almonde, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,416	$1,367,019
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	1,184	1,171,408
Aptean, Inc.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	599	599,146
Avast Software B.V.
Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	474	473,521
Banff Merger Sub, Inc.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	1,397	1,370,490
Barracuda Networks, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	646	642,598
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	323	317,402
Celestica, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	125	123,051
Cohu, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	299	289,545
CommScope, Inc.
Term Loan, Maturing February 6, 2026(2)	700	701,484

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	$739	$736,441
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	1,187	1,176,485
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	1,615	1,591,335
Electro Rent Corporation
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	737	739,572
Energizer Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	225	223,172
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	2,574	2,547,721
Exact Merger Sub, LLC
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	246	245,121
EXC Holdings III Corp.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	173	172,164
Financial & Risk US Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	449	436,204
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	668	666,486
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(4)	25	24,906
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	174	173,468
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	1,596	1,596,239
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	721	721,634
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,939	2,928,802
Lattice Semiconductor Corporation
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	995	1,000,618
MA FinanceCo., LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	255	248,567
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	669	662,678
MKS Instruments, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026	150	150,031
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	99	97,886
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	496	477,020
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,725	1,678,633
SGS Cayman L.P.
Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	149	146,223
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,481	2,089,879
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	444	440,407
Southwire Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	223	220,521
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	367	364,491

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	$511	$506,944
Sutherland Global Services, Inc.
Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	642	628,168
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	324	319,933
TTM Technologies, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	106	105,037
Uber Technologies
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	1,965	1,956,549
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	596	597,510
Ultra Clean Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	346	333,528
VeriFone Systems, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,022	1,007,868
Veritas Bermuda, Ltd.
Term Loan, 7.02%, (USD LIBOR + 4.50%), Maturing January 27, 2023(3)	737	683,882
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	1,281	1,275,763
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	250	241,115
Western Digital Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,064	1,037,293

		$37,305,958

Equipment Leasing — 1.0%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$2,120	$2,106,829
IBC Capital Limited
Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	223	216,624

		$2,323,453

Financial Intermediaries — 2.7%
Clipper Acquisitions Corp.
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$444	$438,820
Donnelley Financial Solutions, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	406	403,203
EIG Management Company, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	99	99,498
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	744	742,204
Franklin Square Holdings L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	199	198,502
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	1,912	1,916,730
Greenhill & Co., Inc.
Term Loan, 6.28%, (USD LIBOR + 3.75%), Maturing October 12, 2022(3)	388	391,206
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,337	1,331,488
Harbourvest Partners, LLC
Term Loan, 4.85%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	185	183,604
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	248	247,809

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Victory Capital Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	$97	$97,040
Virtus Investment Partners, Inc.
Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	68	67,596

		$6,117,700

Food Products — 2.9%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,379	$1,281,608
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	495	481,982
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	199	195,522
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	839	665,197
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	672	655,134
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	175	172,235
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	423	423,139
JBS USA Lux S.A.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	2,237	2,223,712
Nomad Foods Europe Midco Limited
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	250	246,094
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	75	74,532

		$6,419,155

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$2,954	$2,907,380
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	324,390
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	248	240,681
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	248	243,163
IRB Holding Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	720	703,443
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	322	317,912

		$4,736,969

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$2,948	$2,926,007
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	181	172,437

		$3,098,444

Health Care — 15.4%
Accelerated Health Systems, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$224	$224,437
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	695	684,763

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Agiliti Health, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026	$175	$174,777
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	500	410,000
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	242	240,371
Avantor, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	493	494,732
BioClinica, Inc.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	737	666,812
BW NHHC Holdco, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	397	387,075
Carestream Dental Equipment, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	739	709,200
Certara L.P.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	985	977,612
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(3)	2,333	2,320,546
Civitas Solutions Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	10	10,232
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	165	164,740
Concentra, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	121	120,891
CryoLife, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	173	173,029
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,820	1,706,282
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	827	826,089
GHX Ultimate Parent Corporation
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	1,376	1,356,705
Greatbatch Ltd.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	688	688,422
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	421	419,698
Inovalon Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	498	496,256
IQVIA, Inc.
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,344	1,340,861
KUEHG Corp.
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,400	1,382,372
MPH Acquisition Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,577	2,497,301
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	247	244,034
One Call Corporation
Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	584	497,796
Ortho-Clinical Diagnostics SA
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,811	1,746,905
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	960	927,002

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Phoenix Guarantor, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	$688	$678,334
Term Loan, 0.50%, Maturing February 12, 2026(4)	63	61,667
Prospect Medical Holdings, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	471	431,365
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	223	222,196
Radiology Partners Holdings, LLC
Term Loan, 7.42%, (2 mo. USD LIBOR + 4.75%), Maturing June 21, 2025	175	174,780
Select Medical Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,796	1,789,638
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,425	1,399,105
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	199	196,019
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	733	721,346
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,947	2,628,071
Tecomet, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,277	1,274,057
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,425	1,410,815
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	597	592,888
Viant Medical Holdings, Inc.
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	199	199,435
VVC Holding Corp.
Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	750	740,000
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	173	167,520

		$34,576,176

Home Furnishings — 1.1%
Bright Bidco B.V.
Term Loan, 6.07%, (USD LIBOR + 3.50%), Maturing June 30, 2024(3)	$1,352	$1,066,006
Serta Simmons Bedding, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,970	1,464,254

		$2,530,260

Industrial Equipment — 6.6%
AI Alpine AT Bidco GmbH
Term Loan, 5.99%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	$100	$98,250
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	292	288,025
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	945	919,737
Carlisle Foodservice Products, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	99	96,908
Clark Equipment Company
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	2,165	2,125,507
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	125	123,908

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Delachaux S.A.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	$682	$676,914
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	197	196,754
Engineered Machinery Holdings, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	864	833,820
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	1,920	1,900,314
Filtration Group Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	644	639,612
Gardner Denver, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	343	342,804
Gates Global, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	1,965	1,947,342
Hamilton Holdco, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	347	343,033
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	739	726,052
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	174	168,031
Pro Mach Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	99	95,906
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	1,361	1,350,684
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	396	373,230
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	99	98,134
Tank Holding Corp.
Term Loan, Maturing March 22, 2026(2)	200	200,600
Thermon Industries, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	103	103,379
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,163	1,083,277

		$14,732,221

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$888	$856,628
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	273	269,802
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,307	1,301,832
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,875	1,904,589
FrontDoor, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	174	173,690
Hub International Limited
Term Loan, 5.51%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	1,911	1,850,659
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	1,398	1,350,004

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	$474	$464,855
USI, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,281	1,240,484

		$9,412,543

Leisure Goods/Activities/Movies — 3.4%
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	$1,596	$1,588,294
ClubCorp Holdings, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	661	627,295
Crown Finance US, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	709	693,252
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	1,000	962,500
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	2,947	2,937,518
Steinway Musical Instruments, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	347	339,570
Travel Leaders Group, LLC
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	372	374,048

		$7,522,477

Lodging and Casinos — 8.9%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026	$100	$99,872
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	232	227,587
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	2,756	2,730,278
CCM Merger, Inc.
Term Loan, Maturing August 8, 2021(2)	1,000	996,667
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	198	194,355
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,947	2,928,448
Golden Nugget, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	3,109	3,081,671
GVC Holdings PLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	421	419,435
Hanjin International Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	200	198,750
Hilton Worldwide Finance, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	2,370	2,364,824
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	3,376	3,320,968
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	468	450,950
Stars Group Holdings B.V. (The)
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	1,591	1,590,849

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
VICI Properties 1, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	$811	$799,497
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	498	491,981

		$19,896,132

Nonferrous Metals/Minerals — 1.1%
Dynacast International, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,277	$1,259,171
Murray Energy Corporation
Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	736	614,010
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	234	235,254
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	275	277,063

		$2,385,498

Oil and Gas — 3.1%
Apergy Corporation
Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$125	$123,491
Centurion Pipeline Company, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	100	99,625
CITGO Petroleum Corporation
Term Loan, 8.00%, (3 mo. USD Prime + 2.50%), Maturing July 29, 2021	1,969	1,966,690
Term Loan, Maturing March 22, 2024(2)	975	973,172
Equitrans Midstream Corporation
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	748	751,866
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,500	1,438,875
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	495	475,447
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	361	359,549
Prairie ECI Acquiror L.P.
Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	350	351,531
PSC Industrial Holdings Corp.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	296	292,732

		$6,832,978

Publishing — 1.8%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,281	$1,258,091
Canyon Valor Companies, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	703	696,371
Getty Images, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	424	422,240
Harland Clarke Holdings Corp.
Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	594	537,634
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	148	148,032
ProQuest, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,041	1,038,858

		$4,101,226

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radio and Television — 2.6%
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	$1,263	$1,231,000
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	348	332,141
Gray Television, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	274	271,827
Hubbard Radio, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	1,287	1,278,711
Mission Broadcasting, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	134	131,273
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	729	713,263
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,914	1,807,783

		$5,765,998

Retailers (Except Food and Drug) — 1.3%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$610	$534,462
BJ’s Wholesale Club, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	695	694,571
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	380	375,892
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	737	714,769
LSF9 Atlantis Holdings, LLC
Term Loan, 8.48%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	376	349,307
Staples, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	222	221,057

		$2,890,058

Steel — 2.3%
Atkore International, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$2,075	$2,054,303
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,034	1,029,203
Phoenix Services International, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	347	344,334
Zekelman Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,747	1,732,474

		$5,160,314

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$148	$146,881
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	298	294,376
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	979	966,526
PODS, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	222	217,941
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	221,291

		$1,847,015

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 5.0%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,489	$1,458,920
Colorado Buyer, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	737	715,383
Global Eagle Entertainment, Inc.
Term Loan, 10.01%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	770	758,076
Intelsat Jackson Holdings S.A.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	900	884,812
Onvoy, LLC
Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	786	711,298
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	505	497,273
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,947	2,864,474
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	299	293,826
Syniverse Holdings, Inc.
Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	371	340,854
Telesat Canada
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	2,820	2,786,704

		$11,311,620

Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$898	$897,862
Calpine Corporation
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,964	1,949,007
Term Loan, Maturing March 22, 2026(2)	350	346,974
Granite Acquisition, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	50	49,825
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,236	1,236,036
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	835	829,138
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	322	314,441
Vistra Operations Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	422	416,487

		$6,039,770

Total Senior Floating-Rate Loans (identified cost $297,385,723)		$291,064,526

Corporate Bonds & Notes — 24.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.3%
Air Canada
7.75%, 4/15/21(5)	$2,000	$2,152,500
Bombardier, Inc.
6.125%, 1/15/23(5)	1,000	1,016,250

Security	Principal Amount (000’s omitted)	Value
TransDigm, Inc.
6.00%, 7/15/22	$1,000	$1,018,580
United Continental Holdings, Inc.
4.25%, 10/1/22	1,000	1,004,060

		$5,191,390

Automotive — 0.2%
ZF North America Capital, Inc.
4.50%, 4/29/22(5)	$545	$547,398

		$547,398

Building and Development — 0.9%
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(5)	$1,000	$1,035,000
Standard Industries, Inc.
5.50%, 2/15/23(5)	1,000	1,020,000

		$2,055,000

Cable and Satellite Television — 1.7%
Cablevision Systems Corp.
5.875%, 9/15/22	$925	$968,937
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	1,000	1,020,000
CSC Holdings, LLC
5.125%, 12/15/21(5)	1,000	1,003,750
DISH DBS Corp.
5.00%, 3/15/23	1,000	903,750

		$3,896,437

Consumer Products — 0.2%
Mattel, Inc.
2.35%, 8/15/21	$475	$450,063

		$450,063

Containers and Glass Products — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(5)	$1,000	$1,002,500

		$1,002,500

Drugs — 1.0%
Bausch Health Companies, Inc.
6.50%, 3/15/22(5)	$1,000	$1,036,250
Teva Pharmaceutical Finance Co., B.V.
3.65%, 11/10/21	250	245,165
Teva Pharmaceutical Finance IV, LLC
2.25%, 3/18/20	1,000	984,360

		$2,265,775

Ecological Services and Equipment — 0.4%
GFL Environmental, Inc.
5.375%, 3/1/23(5)	$1,000	$950,000

		$950,000

Security	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 1.5%
Anixter, Inc.
5.50%, 3/1/23	$1,000	$1,040,000
CommScope, Inc.
5.00%, 6/15/21(5)	1,000	1,003,000
Infor (US), Inc.
6.50%, 5/15/22	1,000	1,017,500
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(5)	338	324,480

		$3,384,980

Energy — 0.5%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23	$1,000	$1,018,400

		$1,018,400

Financial Intermediaries — 1.3%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$1,022,500
Ford Motor Credit Co., LLC
5.875%, 8/2/21	300	310,930
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	500	514,175
Navient Corp.
5.50%, 1/25/23	1,007	1,012,035

		$2,859,640

Food/Drug Retailers — 0.0%(6)
Safeway, Inc.
3.95%, 8/15/20	$100	$99,500
4.75%, 12/1/21	9	8,897

		$108,397

Health Care — 1.2%
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(5)(7)	$455	$460,119
HCA, Inc.
7.50%, 2/15/22	1,000	1,105,300
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(5)	1,000	1,085,000

		$2,650,419

Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,052,500

		$1,052,500

Leisure Goods/Activities/Movies — 0.5%
Sabre GLBL, Inc.
5.375%, 4/15/23(5)	$1,000	$1,027,180

		$1,027,180

Security	Principal Amount (000’s omitted)	Value
Lodging and Casinos — 1.2%
MGM Resorts International
6.625%, 12/15/21	$1,000	$1,071,250
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	676	682,760
Studio City Co., Ltd.
7.25%, 11/30/21(5)	1,000	1,036,990

		$2,791,000

Metals/Mining — 0.5%
Hudbay Minerals, Inc.
7.25%, 1/15/23(5)	$1,000	$1,038,750

		$1,038,750

Nonferrous Metals/Minerals — 0.1%
First Quantum Minerals, Ltd.
7.00%, 2/15/21(5)	$113	$115,119

		$115,119

Oil and Gas — 2.9%
Antero Resources Corp.
5.125%, 12/1/22	$1,000	$1,009,050
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(5)	775	852,733
Energy Transfer Operating, L.P.
4.25%, 3/15/23	1,000	1,027,962
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(5)	500	387,500
Tervita Escrow Corp.
7.625%, 12/1/21(5)	1,333	1,329,667
Transocean, Inc.
8.375%, 12/15/21	750	793,125
Whiting Petroleum Corp.
5.75%, 3/15/21	1,000	1,016,500

		$6,416,537

Real Estate Investment Trusts (REITs) — 0.3%
iStar, Inc.
5.25%, 9/15/22	$600	$592,500

		$592,500

Road & Rail — 0.4%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(5)	$1,000	$1,010,000

		$1,010,000

Software and Services — 0.4%
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(5)(7)	$1,000	$1,006,360

		$1,006,360

Steel — 0.5%
Allegheny Technologies, Inc.
5.95%, 1/15/21	$1,000	$1,030,000

		$1,030,000

Security	Principal Amount (000’s omitted)	Value
Surface Transport — 1.3%
DAE Funding, LLC
5.25%, 11/15/21(5)	$1,000	$1,022,500
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(5)	1,000	1,027,400
XPO Logistics, Inc.
6.50%, 6/15/22(5)	750	769,312

		$2,819,212

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(5)	$1,000	$1,019,153

		$1,019,153

Telecommunications — 3.4%
Altice Financing S.A.
6.625%, 2/15/23(5)	$335	$343,375
Altice Luxembourg S.A.
7.75%, 5/15/22(5)	1,000	1,002,500
CenturyLink, Inc.
5.80%, 3/15/22	1,000	1,026,250
Hughes Satellite Systems Corp.
7.625%, 6/15/21	1,000	1,077,510
SBA Communications Corp.
4.00%, 10/1/22	90	90,774
Sprint Communications, Inc.
6.00%, 11/15/22	2,000	2,020,600
T-Mobile USA, Inc.
6.00%, 3/1/23	1,000	1,030,000
Zayo Group, LLC/Zayo Capital, Inc.
6.00%, 4/1/23	1,000	1,017,500

		$7,608,509

Total Corporate Bonds & Notes (identified cost $54,158,788)		$53,907,219

Short-Term Investments — 4.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(8)	9,946,171	$9,946,171

Total Short-Term Investments (identified cost $9,946,440)		$9,946,171

Total Investments — 158.5% (identified cost $361,490,951)		$354,917,916

Less Unfunded Loan Commitments — (0.1)%		$(87,500)

Value
Net Investments — 158.4% (identified cost $361,403,451)	$354,830,416

Notes Payable — (43.3)%	$(97,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.3)%	$(31,946,734)

Other Assets, Less Liabilities — (0.8)%	$(1,918,609)

Net Assets Applicable to Common Shares — 100.0%	$223,965,073

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after March 31, 2019, at which time the interest rate will be determined.

(3)

The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $25,624,786 or 11.4% of the Trust’s net assets applicable to common shares.

(6)	Amount is less than 0.05%.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $98,547.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$290,977,026	$—	$290,977,026
Corporate Bonds & Notes	—	53,907,219	—	53,907,219
Short-Term Investments	—	9,946,171	—	9,946,171

Total Investments	$—	$354,830,416	$—	$354,830,416

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.